United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Instutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/15

Date of Reporting Period: Quarter ended 07/31/15

Item 1. Schedule of Investments

Federated Institutional High Yield Bond Fund
Portfolio of Investments
July 31, 2015 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—87.9%
		Aerospace/Defense—0.8%
$4,500,000	[1,2]	KLX, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2022	$4,545,000
8,030,000		TransDigm, Inc., 5.50%, 10/15/2020	8,058,908
4,725,000		TransDigm, Inc., 7.50%, 7/15/2021	5,084,100
5,325,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	5,348,297
7,450,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	7,524,500
3,225,000	[1,2]	TransDigm, Inc., Sr. Sub. Note, Series 144A, 6.50%, 5/15/2025	3,241,125
		TOTAL	33,801,930
		Automotive—4.2%
13,300,000		Affinia Group, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2021	13,931,750
8,625,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	9,056,250
4,950,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 7.75%, 11/15/2019	5,605,875
1,950,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	2,025,563
16,900,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	15,083,250
8,500,000		General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	8,161,785
950,000		General Motors Financial Company, Inc., 4.25%, 5/15/2023	942,761
2,300,000		General Motors Financial Company, Inc., Sr. Unsecd. Note, 4.00%, 1/15/2025	2,219,065
10,725,000	[1,2]	International Automotive Components, Sr. Secd. Note, Series 144A, 9.125%, 6/1/2018	10,979,719
6,950,000	[1,2]	J.B. Poindexter, Inc., Series 144A, 9.00%, 4/1/2022	7,558,125
11,425,000		Lear Corp., 4.75%, 1/15/2023	11,396,437
6,725,000		Lear Corp., 5.25%, 1/15/2025	6,708,187
12,000,000		MPG Holdco I, Inc., Sr. Unsecd. Note, 7.375%, 10/15/2022	12,810,600
6,450,000	[1,2]	Omega US Sub LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	6,288,750
4,675,000	[1,2]	Schaeffler AG, Series 144A, 4.75%, 5/15/2021	4,710,063
750,000	[1,2]	Schaeffler AG, Series 144A, 6.25%, 11/15/2019	795,000
15,025,000	[1,2]	Schaeffler AG, Series 144A, 6.75%, 11/15/2022	16,339,687
5,790,000	[1,2]	Schaeffler AG, Series 144A, 6.875%, 8/15/2018	6,007,125
8,100,000	[1,2]	Schaeffler Finance BV, Series 144A, 4.75%, 5/15/2023	7,958,250
10,725,000	[1,2]	Stackpole International, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2021	10,322,812
3,575,000		Tenneco, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2024	3,709,063
13,775,000		UCI International, Inc., Company Guarantee, 8.625%, 2/15/2019	11,708,750
1,225,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.50%, 4/29/2022	1,211,219
7,500,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	7,359,375
		TOTAL	182,889,461
		Building Materials—2.3%
4,200,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	4,315,500
10,450,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	10,711,250
3,375,000		Anixter International, Inc., 5.125%, 10/1/2021	3,417,188
4,050,000		Anixter International, Inc., 5.625%, 5/1/2019	4,287,937
9,775,000	[1]	CPG International, Inc., Series 144A, 8.00%, 10/1/2021	10,019,375
5,950,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	6,150,812
2,125,000		HD Supply, Inc., Sr. Unsecd. Note, 7.50%, 7/15/2020	2,284,375
4,425,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	4,579,875
7,850,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	8,321,000
10,900,000		Nortek, Inc., Sr. Unsecd. Note, 8.50%, 4/15/2021	11,717,500
13,575,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	14,050,125

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$4,125,000	[1,2]	Rexel, Inc., Sr. Note, Series 144A, 5.25%, 6/15/2020	$4,259,063
3,600,000	[1,2]	USG Corp., Sr. Note, Series 144A, 5.875%, 11/1/2021	3,789,000
8,450,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	8,502,812
1,550,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 7.875%, 3/30/2020	1,664,344
		TOTAL	98,070,156
		Cable Satellite—4.5%
4,250,000	[1,2]	Altice Financing SA, Series 144A, 6.625%, 2/15/2023	4,388,125
1,600,000		CCO Holdings LLC/Cap Corp., 5.25%, 3/15/2021	1,632,000
9,325,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	9,569,781
5,550,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	5,480,625
2,100,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	2,085,563
3,700,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	3,450,250
10,150,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	9,464,875
5,575,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 6.375%, 9/15/2020	5,637,719
9,375,000		Charter Communications Holdings II, 5.125%, 2/15/2023	9,316,406
8,725,000		Charter Communications Holdings II, 5.75%, 1/15/2024	8,904,953
875,000		Charter Communications Holdings II, 6.625%, 1/31/2022	926,406
4,450,000		DISH DBS Corp., 5.00%, 3/15/2023	4,177,438
12,050,000		DISH DBS Corp., 5.875%, 7/15/2022	12,019,875
10,675,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	10,381,437
4,575,000		Intelsat (Luxembourg) S.A., 7.75%, 6/1/2021	3,654,281
11,925,000		Intelsat (Luxembourg) S.A., Sr. Unsecd. Note, 8.125%, 6/1/2023	9,540,000
14,275,000		Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	13,097,312
1,275,000		Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	1,270,219
12,450,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	11,329,500
1,425,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	1,423,219
8,525,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	8,686,975
6,600,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	6,728,370
2,625,000	[1,2]	Unitymedia Hessen GmbH & Co.KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	2,592,188
7,450,000	[1,2]	Unitymedia Hessen GmbH & Co.KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	7,617,625
11,475,000	[1,2]	Unitymedia KabelBW Gmbh, Series 144A, 6.125%, 1/15/2025	11,876,625
16,175,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	15,649,312
10,125,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	10,618,594
1,800,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	1,809,900
3,450,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	3,406,875
		TOTAL	196,736,448
		Chemicals—1.8%
7,950,000		Ashland, Inc., 4.75%, 8/15/2022	8,049,375
6,800,000		Celanese US Holdings LLC, 4.625%, 11/15/2022	6,715,000
8,375,000	[1,2]	Dupont Performance Coatings, Series 144A, 7.375%, 5/1/2021	8,940,312
1,375,000		Eagle Spinco, Inc., Sr. Unsecd. Note, 4.625%, 2/15/2021	1,337,188
5,575,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	5,561,062
2,900,000		Georgia Gulf Corp., 4.875%, 5/15/2023	2,802,125
575,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	529,719
15,375,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	13,568,437
5,200,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	5,122,000
17,225,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	17,914,000
2,425,000	[1,2]	WR Grace & Co.—Conn., Sr. Unsecd. Note, Series 144A, 5.125%, 10/1/2021	2,455,313

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Chemicals—continued
$5,225,000	[1,2]	WR Grace & Co.—Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	$5,349,094
		TOTAL	78,343,625
		Construction Machinery—0.8%
11,450,000	[1,2]	Jurassic Holdings III, Series 144A, 6.875%, 2/15/2021	8,072,250
554,000		RSC Equipment Rental, Inc., Company Guarantee, 8.25%, 2/1/2021	592,370
3,375,000		United Rentals, Inc., 4.625%, 7/15/2023	3,341,250
3,725,000		United Rentals, Inc., 5.75%, 11/15/2024	3,659,812
750,000		United Rentals, Inc., 7.375%, 5/15/2020	801,563
750,000		United Rentals, Inc., 7.625%, 4/15/2022	818,438
12,800,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	12,288,000
4,475,000		United Rentals, Inc., Sr. Unsecd. Note, 6.125%, 6/15/2023	4,620,437
		TOTAL	34,194,120
		Consumer Cyclical Services—1.5%
9,550,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	8,977,000
6,300,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	5,922,000
17,400,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	16,791,000
3,225,000	[1,2]	IHS, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 11/1/2022	3,241,125
8,500,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	8,500,000
16,498,000		ServiceMaster Co., 7.00%, 8/15/2020	17,406,215
1,450,000		ServiceMaster Co., Sr. Unsecd. Note, 7.10%, 3/1/2018	1,515,250
4,050,000		ServiceMaster Co., Sr. Unsecd. Note, 7.45%, 8/15/2027	4,080,375
		TOTAL	66,432,965
		Consumer Products—2.3%
22,175,000	[1,2]	AOT Bedding Super Holdings LLC, Series 144A, 8.125%, 10/1/2020	23,644,094
10,650,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	8,200,500
12,725,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	12,152,375
6,175,000		Party City Holdings, Inc., Sr. Note, 8.875%, 8/1/2020	6,645,844
3,250,000		Prestige Brands Holdings, Inc., 8.125%, 2/1/2020	3,477,500
15,025,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	15,250,375
500,000		Spectrum Brands, Inc., 6.375%, 11/15/2020	535,000
1,700,000		Spectrum Brands, Inc., 6.625%, 11/15/2022	1,827,500
8,175,000	[1,2]	Spectrum Brands, Inc., Series 144A, 6.125%, 12/15/2024	8,534,536
8,350,000	[1,2]	Spectrum Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 7/15/2025	8,640,580
9,000,000		Springs Industries, Inc., 6.25%, 6/1/2021	9,000,000
		TOTAL	97,908,304
		Diversified Manufacturing—0.9%
11,800,000	[1,2]	Gardner Denver, Inc., Series 144A, 6.875%, 8/15/2021	10,502,000
11,275,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	10,344,813
5,750,000	[1,2]	Milacron LLC, Series 144A, 7.75%, 2/15/2021	5,965,625
13,150,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	13,215,750
		TOTAL	40,028,188
		Financial Institutions—3.8%
8,450,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.50%, 5/15/2021	8,597,875
3,700,000		AerCap Ireland Capital Ltd/AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 7/1/2022	3,774,000
6,100,000		Ally Financial, Inc., 4.75%, 9/10/2018	6,344,000
9,575,000		Ally Financial, Inc., Company Guarantee, 6.25%, 12/1/2017	10,269,187
2,825,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.50%, 1/27/2019	2,821,469
7,100,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.75%, 11/18/2019	7,082,250
1,150,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 3/30/2020	1,161,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$4,975,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	$4,912,813
1,950,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	1,947,563
5,150,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	4,989,062
3,600,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	3,654,000
4,575,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.50%, 2/15/2017	4,786,594
2,825,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	3,051,000
2,675,000		CIT Group Holdings, Inc., Sr. Note, 4.25%, 8/15/2017	2,741,875
375,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.00%, 5/15/2017	389,063
9,200,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.25%, 3/15/2018	9,568,000
1,050,000		CIT Group Holdings, Inc., Sr. Unsecd. Note, 5.375%, 5/15/2020	1,112,349
6,425,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/1/2023	6,505,312
2,525,000		CIT Group, Inc., Sr. Unsecd. Note, 5.00%, 8/15/2022	2,572,344
19,000,000	[1,2]	Hockey Merger Sub 2, Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	19,451,250
9,075,000	[1,2]	Hub Holdlings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	9,120,375
8,250,000		International Lease Finance Corp., 4.625%, 4/15/2021	8,445,690
10,050,000		International Lease Finance Corp., 5.875%, 8/15/2022	10,979,625
1,525,000		International Lease Finance Corp., Sr. Unsecd. Note, 5.75%, 5/15/2016	1,565,031
7,600,000		International Lease Finance Corp., Sr. Unsecd. Note, 6.25%, 5/15/2019	8,301,860
2,875,000	[1,2]	Neuberger Berman, Inc., Series 144A, 5.875%, 3/15/2022	3,069,781
15,975,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	15,495,750
		TOTAL	162,709,618
		Food & Beverage—2.5%
24,400,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	24,156,000
18,325,000		Aramark Corp., Sr. Unsecd. Note, 5.75%, 3/15/2020	19,183,984
10,375,000	[1,2]	Dean Foods Co., Sr. Unsecd. Note, Series 144A, 6.50%, 3/15/2023	10,660,312
15,200,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	15,238,000
10,850,000		Smithfield Foods, Inc., 6.625%, 8/15/2022	11,638,795
880,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.25%, 8/1/2018	901,120
2,550,000	[1,2]	Smithfield Foods, Inc., Sr. Note, Series 144A, 5.875%, 8/1/2021	2,667,938
900,000		TreeHouse Foods, Inc., 4.875%, 3/15/2022	915,750
23,100,000		U.S. Foodservice, Inc., Sr. Unsecd. Note, 8.50%, 6/30/2019	24,139,500
		TOTAL	109,501,399
		Gaming—3.0%
4,675,000		Affinity Gaming LLC, Sr. Unsecd. Note, 9.00%, 5/15/2018	4,768,500
2,000,000		Ameristar Casinos, Inc., Sr. Unsecd. Note, 7.50%, 4/15/2021	2,135,000
8,500,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	8,840,000
6,625,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	5,134,375
2,625,000		Churchill Downs, Inc., 5.375%, 12/15/2021	2,703,750
5,775,000		GLP Capital LP/GLP Financing II, Inc., 4.875%, 11/1/2020	5,984,344
5,075,000		GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/1/2023	5,313,155
13,675,000		MGM Mirage, Inc., 7.75%, 3/15/2022	15,230,531
6,200,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	6,665,000
2,000,000		MGM Mirage, Inc., Sr. Unsecd. Note, 8.625%, 2/1/2019	2,265,000
3,225,000		MGM Resorts International, 5.25%, 3/31/2020	3,281,438
2,825,000		MGM Resorts International, 6.00%, 3/15/2023	2,881,500
10,075,000		Mohegan Tribal Gaming Authority, 9.75%, 9/1/2021	10,666,906
13,925,000		Penn National Gaming, Inc., 5.875%, 11/1/2021	14,273,125
8,750,000		Pinnacle Entertainment, Inc., 6.375%, 8/1/2021	9,482,812
6,725,000		Pinnacle Entertainment, Inc., 7.75%, 4/1/2022	7,565,625

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—continued
$6,568,000	[1,2]	Rivers Pittsburgh LP, Sr. Secd. Note, Series 144A, 9.50%, 6/15/2019	$6,875,875
1,800,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	1,930,500
12,275,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	13,164,937
		TOTAL	129,162,373
		Health Care—8.3%
11,525,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	10,948,750
2,250,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 11/30/2020	2,328,750
11,350,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	11,716,605
21,875,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	23,460,937
5,450,000		CHS/Community Health Systems, Inc., Term Loan—1st Lien, 5.125%, 8/1/2021	5,668,000
3,750,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	3,717,188
5,825,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	5,880,862
7,575,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	8,095,781
12,900,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	13,061,250
1,750,000		HCA, Inc., 4.75%, 5/1/2023	1,800,313
12,200,000		HCA, Inc., 5.00%, 3/15/2024	12,733,750
8,700,000		HCA, Inc., 5.875%, 5/1/2023	9,374,250
2,575,000		HCA, Inc., 6.25%, 2/15/2021	2,826,063
4,500,000		HCA, Inc., Bond, 5.875%, 3/15/2022	4,944,375
7,575,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	8,488,734
22,550,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	23,118,260
16,400,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	19,147,000
8,500,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	8,978,125
6,100,000		Hologic, Inc., 6.25%, 8/1/2020	6,290,625
5,450,000	[1,2]	Hologic, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 7/15/2022	5,654,375
12,300,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	12,838,125
9,975,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	10,374,000
21,000,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 6.625%, 4/1/2022	21,787,500
925,000		Omnicare, Inc., Sr. Unsecd. Note, 5.00%, 12/1/2024	985,125
27,825,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	25,772,906
12,775,000	[1,2]	Sterigenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	13,094,375
10,525,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	10,735,500
9,100,000	[1,2]	THC Escrow Corp., II, Sr. Unsecd. Note, Series 144A, 6.75%, 6/15/2023	9,532,250
5,026,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	5,164,215
17,475,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	19,539,234
9,125,000		Tenet Healthcare Corp., Note, Series B, 4.375%, 10/1/2021	9,218,531
7,925,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	7,994,344
12,475,000		VWR Funding, Inc., Sr. Unsecd. Note, 7.25%, 9/15/2017	12,880,438
10,375,000		Wolverine Healthcare, Sr. Note, 10.625%, 6/1/2020	10,893,750
		TOTAL	359,044,286
		Independent Energy—5.0%
5,825,000		Antero Resources Corp., 6.00%, 12/1/2020	5,926,937
4,625,000		Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	4,393,750
4,000,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 6/1/2023	3,870,000
1,750,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	1,710,625
9,500,000		Approach Resources, Inc., 7.00%, 6/15/2021	8,098,750
3,850,000		BreitBurn Energy Partners L.P., 7.875%, 4/15/2022	2,675,750
2,075,000		California Resources Corp., Sr. Unsecd. Note, 5.50%, 9/15/2021	1,722,250
15,000,000		California Resources Corp., Sr. Unsecd. Note, 6.00%, 11/15/2024	11,962,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$2,775,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	$2,677,320
9,500,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	9,595,000
4,700,000		Chaparral Energy, Inc., 7.625%, 11/15/2022	2,773,000
3,350,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	2,847,500
2,425,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 4.875%, 4/15/2022	1,952,125
3,575,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	3,020,875
1,750,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	1,575,000
5,175,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	4,670,437
2,925,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	3,045,656
1,950,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	1,954,875
3,600,000	[1,2]	EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 6/15/2023	3,406,500
7,925,000		EP Energy/EP Finance, Inc., 9.375%, 5/1/2020	8,242,000
6,075,000		Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	1,275,751
1,400,000		Energy XXI Gulf Coast, Inc., Sr. Unsecd. Note, 6.875%, 3/15/2024	311,500
7,650,000		Gulfport Energy Corp., Sr. Unsecd. Note, 7.75%, 11/1/2020	7,879,500
2,450,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 5/1/2023	2,462,250
5,025,000	[1,2]	Halcon Resources Corp., Series 144A, 8.625%, 2/1/2020	4,817,719
3,400,000		Laredo Petroleum, 5.625%, 1/15/2022	3,289,500
2,650,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	2,643,375
3,950,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	4,019,125
10,075,000		Legacy Reserves, 6.625%, 12/1/2021	7,858,500
4,075,000		Linn Energy LLC, 6.50%, 5/15/2019	2,526,500
2,800,000		Linn Energy LLC, 6.50%, 9/15/2021	1,624,000
75,000		Linn Energy LLC, Company Guarantee, 7.75%, 2/1/2021	44,250
4,900,000		Linn Energy LLC, Sr. Unsecd. Note, 6.25%, 11/1/2019	2,992,038
3,375,000		Linn Energy LLC, Sr. Unsecd. Note, 8.625%, 4/15/2020	2,108,025
6,225,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	6,131,625
10,250,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	9,071,250
4,250,000	[1,2]	Northern Oil and Gas, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 6/1/2020	3,761,250
6,175,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	5,711,875
3,775,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	3,435,250
2,400,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	2,196,000
5,075,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 10/1/2022	5,138,437
1,250,000		Range Resources Corp., 5.00%, 8/15/2022	1,225,000
2,800,000		Range Resources Corp., Sr. Sub. Note, 5.00%, 3/15/2023	2,758,000
8,064,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2025	7,751,520
7,775,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	7,386,250
2,575,000	[1,2]	Rice Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 5/1/2023	2,542,813
4,950,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	4,554,000
3,525,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	3,339,938
950,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	957,125
6,025,000		Sandridge Energy, Inc., 7.50%, 2/15/2023	1,867,750
1,425,000		Sandridge Energy, Inc., 7.50%, 3/15/2021	434,625
5,650,000		Sandridge Energy, Inc., 8.125%, 10/15/2022	1,723,250
7,275,000		W&T Offshore, Inc., Sr. Unsecd. Note, 8.50%, 6/15/2019	4,455,937
10,950,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	10,731,000
		TOTAL	215,145,778
		Industrial - Other—2.0%
2,000,000	[1,2]	ATS Automation Tooling Systems, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 6/15/2023	2,035,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Industrial - Other—continued
$6,825,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	$6,739,688
10,775,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	10,801,937
9,650,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	9,215,750
6,475,000	[1,2]	EnerSys, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/30/2023	6,361,688
11,850,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	11,376,000
13,009,000		Interline Brands, Inc., Sr. Unsecd. Note, 10.00%, 11/15/2018	13,750,513
13,375,000	[1,2]	Mirror Bidco/Dematic, Series 144A, 7.75%, 12/15/2020	13,943,437
7,750,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	7,788,750
2,225,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	2,236,125
		TOTAL	84,248,888
		Leisure—0.8%
6,325,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	6,585,590
300,000		Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	308,304
6,375,000		Cinemark USA, Inc., 5.125%, 12/15/2022	6,430,781
1,200,000		Cinemark USA, Inc., Company Guarantee, 7.375%, 6/15/2021	1,276,500
150,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 12/1/2099	0
7,650,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	7,458,750
1,650,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	1,697,438
9,050,000	[1,2]	Six Flags Entertainment Corp., Sr. Note, Series 144A, 5.25%, 1/15/2021	9,366,750
		TOTAL	33,124,113
		Lodging—0.3%
4,150,000	[1,2]	Esh Hospitality, Inc., Series 144A, 5.25%, 5/1/2025	4,061,813
4,850,000		Hilton Worldwide Finance LLC, Sr. Unsecd. Note, 5.625%, 10/15/2021	5,074,312
2,650,000	[1,2]	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 4/15/2023	2,650,000
		TOTAL	11,786,125
		Media Entertainment—6.9%
2,900,000		AMC Networks, Inc., 7.75%, 7/15/2021	3,146,500
5,575,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	5,637,719
3,800,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.25%, 2/15/2022	3,833,250
5,250,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	5,374,688
5,100,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	5,259,375
13,450,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	12,222,687
2,075,000		Clear Channel Worldwide, 6.50%, 11/15/2022	2,139,844
20,475,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	21,421,969
5,950,000		Cumulus Media, Inc., Sr. Unsecd. Note, 7.75%, 5/1/2019	5,236,000
13,075,000	[1,2]	Emerald Expo Holdings, Inc., Series 144A, 9.00%, 6/15/2021	13,532,625
6,225,000		Entercom Radio LLC, Sr. Sub. Note, 10.50%, 12/1/2019	6,660,750
8,600,000		Gannett Co., Inc., 6.375%, 10/15/2023	9,137,500
1,400,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 9/15/2021	1,407,000
2,450,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	2,468,375
12,525,000		Gray Television, Inc., 7.50%, 10/1/2020	13,307,812
2,950,000		Lamar Media Corp., 5.00%, 5/1/2023	2,957,375
3,350,000		Lamar Media Corp., 5.875%, 2/1/2022	3,509,125
4,750,000		Lamar Media Corp., Sr. Unsecd. Note, 5.375%, 1/15/2024	4,868,750
1,475,000		Lin Television Corp., Sr. Unsecd. Note, 6.375%, 1/15/2021	1,521,094
8,625,000	[1,2]	Media General Finance Sub, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 11/15/2022	8,797,500
12,925,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	13,248,125
10,375,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	10,660,312
9,750,000		Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/1/2020	9,981,562

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$12,350,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	$12,226,500
5,650,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	5,812,438
1,125,000	[1,2]	Outfront Media Capital Corp./Outdoor Americas Capital LLC, Series 144A, 5.625%, 2/15/2024	1,151,719
8,725,000	[1,2]	Radio One, Inc., Series 144A, 7.375%, 4/15/2022	8,561,406
9,325,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	8,602,313
14,300,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	14,121,250
3,500,000		Sinclair Television Group, Sr. Unsecd. Note, 6.375%, 11/1/2021	3,666,250
19,450,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	18,793,562
7,425,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	7,759,125
6,275,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	6,275,000
13,800,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	14,024,250
7,775,000	[1,2]	Time, Inc., Series 144A, 5.75%, 4/15/2022	7,483,438
8,975,000	[1,2]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	8,963,781
12,900,000	[1,2]	Tribune Media Co., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2022	13,263,780
		TOTAL	297,034,749
		Metals & Mining—0.6%
6,500,000		ArcelorMittal SA, 6.125%, 6/1/2025	6,207,500
2,450,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	2,456,125
825,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	812,625
5,600,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	5,558,000
1,200,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 6.375%, 8/15/2022	1,257,000
2,950,000	[1,2]	Wise Metals Group LLC, Sr. Secd. Note, Series 144A, 8.75%, 12/15/2018	3,032,010
5,325,000	[1,2]	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., Series 144A, 9.75%, 6/15/2019	5,478,094
		TOTAL	24,801,354
		Midstream—5.6%
6,600,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	6,473,874
3,625,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	3,570,509
700,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	700,000
9,650,000	[1,2]	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 11/15/2022	9,867,125
2,825,000		Crestwood Midstream Partners LP, Sr. Unsecd. Note, 6.125%, 3/1/2022	2,803,813
5,975,000	[1,2]	Crestwood Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 6.25%, 4/1/2023	6,034,750
14,000,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	14,315,000
9,025,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	10,153,125
4,600,000	[1,2]	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, Series 144A, 6.75%, 6/15/2023	4,634,500
5,675,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	5,717,562
8,500,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	8,606,250
4,675,000		Holly Energy Partners LP, Sr. Unsecd. Note, 6.50%, 3/1/2020	4,732,970
2,775,000		Inergy Midstream LP, Sr. Unsecd. Note, 6.00%, 12/15/2020	2,809,688
16,350,000	[1,2]	Kinder Morgan, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	17,067,700
12,550,000		MarkWest Energy Partners LP, 4.875%, 12/1/2024	12,299,000
5,475,000		MarkWest Energy Partners LP, 4.875%, 6/1/2025	5,338,125
3,025,000		MarkWest Energy Partners LP, Sr. Unsecd. Note, 4.50%, 7/15/2023	2,956,937
1,175,000		Regency Energy Partners LP, 4.50%, 11/1/2023	1,118,765
2,475,000		Regency Energy Partners LP, 5.00%, 10/1/2022	2,484,952
1,650,000		Regency Energy Partners LP, 5.50%, 4/15/2023	1,662,375
2,975,000		Regency Energy Partners LP, 5.875%, 3/1/2022	3,157,826
12,175,000		Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	11,809,750
6,950,000	[1,2]	Rose Rock Midstream LP/Rose Rock Finance Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2023	6,637,250
15,475,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	15,861,875

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$3,300,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	$3,316,500
9,350,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	9,677,250
6,000,000	[1,2]	Sabine Pass LNG LP, Series 144A, 5.625%, 3/1/2025	5,932,500
11,625,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	11,625,000
1,872,000		Suburban Propane Partners LP, 7.375%, 8/1/2021	2,017,080
5,575,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	5,588,937
8,325,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	7,950,375
1,075,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 7.50%, 7/1/2021	1,128,750
3,875,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 4.25%, 11/15/2023	3,603,750
7,025,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	6,972,312
3,500,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 1/15/2018	3,640,000
8,946,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	9,259,110
3,125,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	3,273,437
550,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2019	572,000
1,350,000	[1,2]	Tesoro Logistics LP, Sr. Unsecd. Note, Series 144A, 6.25%, 10/15/2022	1,417,500
7,200,000		Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	7,434,000
		TOTAL	244,222,222
		Oil Field Services—0.2%
6,350,000		CGG SA, Sr. Unsecd. Note, 6.875%, 1/15/2022	4,857,750
7,100,000		FTS International, Inc., 6.25%, 5/1/2022	4,792,500
		TOTAL	9,650,250
		Packaging—5.1%
11,075,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	11,725,656
3,200,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 3.286%, 12/15/2019	3,168,752
2,150,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.25%, 1/31/2019	2,219,875
6,700,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 6.75%, 1/31/2021	6,901,000
1,023,529	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 7.00%, 11/15/2020	1,038,882
5,325,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	5,331,656
1,700,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 9.125%, 10/15/2020	1,791,375
7,075,000		Ball Corp., 4.00%, 11/15/2023	6,774,313
1,825,000		Ball Corp., 5.00%, 3/15/2022	1,878,721
13,750,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	13,843,500
10,550,000		Berry Plastics Corp., 5.125%, 7/15/2023	10,391,750
20,450,000		Berry Plastics Corp., 5.50%, 5/15/2022	20,782,312
18,325,000	[1,2]	Bway Holding Co., Series 144A, 9.125%, 8/15/2021	18,783,125
11,075,000		Crown Americas LLC, 4.50%, 1/15/2023	10,798,125
750,000		Crown Americas LLC, Company Guarantee, 6.25%, 2/1/2021	790,500
3,675,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	4,097,625
9,350,000	[1,2]	Multi Packaging Solutions, Inc., Series 144A, 8.50%, 8/15/2021	9,770,750
1,575,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.00%, 1/15/2022	1,580,906
9,850,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	9,813,062
9,750,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	10,115,625
18,250,000		Reynolds Group, 8.25%, 2/15/2021	19,025,625
4,350,000		Reynolds Group, 9.875%, 8/15/2019	4,583,813
1,100,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,061,500
7,825,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	7,883,688
2,100,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	2,157,750
4,700,000	[1,2]	Sealed Air Corp., Series 144A, 6.50%, 12/1/2020	5,240,500
4,050,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	4,115,813

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$7,000,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	$7,166,250
19,725,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	19,379,812
		TOTAL	222,212,261
		Paper—0.4%
2,500,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	2,406,250
12,125,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	11,882,500
3,875,000		Graphic Packaging International, Inc., Sr. Unsecd. Note, 4.875%, 11/15/2022	3,894,375
		TOTAL	18,183,125
		Pharmaceuticals—3.2%
2,500,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	2,532,800
7,150,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	7,471,750
12,075,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	12,527,812
14,125,000		Grifols Worldwide Operations Ltd., Sr. Unsecd. Note, 5.25%, 4/1/2022	14,336,875
14,500,000	[1,2]	Jaguar Holding Co., Series 144A, 9.375%, 10/15/2017	14,844,375
6,755,000	[1,2]	Jaguar Holding Co., Sr. Note, Series 144A, 9.50%, 12/1/2019	7,210,962
2,000,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	2,065,800
7,575,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	7,347,750
3,650,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	3,686,500
4,300,000	[1,2]	Quintiles Transnational Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2023	4,372,541
4,550,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	4,680,813
15,300,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	16,638,750
3,450,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	3,536,250
750,000	[1,2]	Vrx Escrow Corp, Series 144A, 5.375%, 3/15/2020	772,500
14,500,000	[1,2]	Vrx Escrow Corp, Series 144A, 5.875%, 5/15/2023	15,114,800
21,900,000	[1,2]	Vrx Escrow Corp, Series 144A, 6.125%, 4/15/2025	22,940,250
		TOTAL	140,080,528
		Refining—0.3%
5,850,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	5,908,500
8,500,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	8,505,967
		TOTAL	14,414,467
		Restaurants—1.4%
7,775,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 4.625%, 1/15/2022	7,794,438
22,325,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	23,101,910
8,825,000		NPC INTL/OPER CO A&B, Inc., 10.50%, 1/15/2020	9,332,437
17,900,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	18,302,750
		TOTAL	58,531,535
		Retailers—2.9%
4,050,000	[1,2]	Academy Finance Corp., Series 144A, 9.25%, 8/1/2019	4,237,313
19,925,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	21,120,500
7,425,000	[1,2]	Family Tree Escrow LLC, Series 144A, 5.75%, 3/1/2023	7,870,500
6,475,000	[1,2]	Jo-Ann Stores, Inc., Series 144A, 9.75%, 10/15/2019	5,584,688
2,800,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	2,660,000
3,125,000		Limited Brands, Inc., 5.625%, 10/15/2023	3,328,125
900,000		Limited Brands, Inc., Company Guarantee, 7.00%, 5/1/2020	1,030,500
5,625,000		Limited Brands, Inc., Sr. Unsecd. Note, 5.625%, 2/15/2022	6,060,937
18,575,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	19,596,625
1,075,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.00%, 10/15/2021	1,144,875
11,225,000	[1,2]	Neiman-Marcus Group, Inc., Series 144A, 8.75%, 10/15/2021	12,094,937
13,875,000	[1,2]	PETCO Animal Supplies, Inc., Series 144A, 8.50%, 10/15/2017	14,282,578

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Retailers—continued
$6,525,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A, 9.25%, 12/1/2018	$6,818,625
2,050,000		Phillips Van Heusen Corp., Sr. Note, 4.50%, 12/15/2022	2,075,625
11,475,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	11,962,687
2,825,000		Sally Hldgs. LLC/Sally Cap, Inc., 5.75%, 6/1/2022	2,959,188
3,600,000		Sally Hldgs. LLC/Sally Cap, Inc., 6.875%, 11/15/2019	3,783,600
625,000		Sally Hldgs. LLC/Sally Cap, Inc., Sr. Note, 5.50%, 11/1/2023	653,125
		TOTAL	127,264,428
		Technology—10.7%
9,975,000		Advanced Micro Devices, Inc., 7.00%, 7/1/2024	6,683,250
4,000,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, 7.50%, 8/15/2022	2,820,000
12,125,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	9,533,281
7,450,000	[1,2]	Blackboard, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 11/15/2019	7,040,250
12,575,000	[1,2]	Blue Coat Systems, Inc., Sr. Unsecd. Note, Series 144A, 8.375%, 6/1/2023	12,920,812
11,800,000	[1,2]	Boxer Parent Co., Inc., Series 144A, 9.00%, 10/15/2019	7,832,250
6,350,000		CDW LLC/CDW Finance, 6.00%, 8/15/2022	6,659,563
3,300,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	3,285,546
13,950,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	14,054,625
4,900,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	4,851,000
6,950,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	6,828,375
11,250,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 6.625%, 6/1/2020	11,742,188
9,700,000	[1]	Compucom System, Inc., Series 144A, 7.00%, 5/1/2021	7,250,750
1,775,000		CoreLogic, Inc., Sr. Unsecd. Note, 7.25%, 6/1/2021	1,885,938
3,500,000	[1,2]	DataTel, Inc., Series 144A, 9.625%, 12/1/2018	3,548,125
7,625,000		Emdeon, Inc., 11.00%, 12/31/2019	8,282,656
14,775,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	15,199,781
2,616,000		First Data Corp., 11.25%, 1/15/2021	2,910,300
381,000	[1,2]	First Data Corp., Series 144A, 7.375%, 6/15/2019	398,374
6,800,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.25%, 1/15/2021	7,216,500
30,725,000	[1,2]	First Data Corp., Sr. Secd. 2nd Priority Note, Series 144A, 8.75%, 1/15/2022	32,645,312
4,125,000		Flextronics International Ltd., 5.00%, 2/15/2023	4,202,344
815,000		Freescale Semiconductor, Inc., Company Guarantee, 10.75%, 8/1/2020	858,806
5,900,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 6.00%, 1/15/2022	6,180,250
14,575,000		IAC Interactive Corp., 4.75%, 12/15/2022	14,192,406
13,375,000	[1,2]	Igloo Holdings Corp., Sr. Note, Series 144A, 8.25%, 12/15/2017	13,609,062
23,150,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	22,831,687
23,825,000	[1,2]	Infor US, Inc., Series 144A, 6.50%, 5/15/2022	24,420,625
15,200,000	[1,2]	Interactive Data Corp., Series 144A, 5.875%, 4/15/2019	15,485,000
7,525,000		Iron Mountain, Inc., 5.75%, 8/15/2024	7,609,656
1,250,000		Iron Mountain, Inc., Sr. Sub. Note, 7.75%, 10/1/2019	1,312,500
13,775,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	13,568,375
7,100,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	6,851,500
3,950,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	3,801,875
4,875,000		NCR Corp., 6.375%, 12/15/2023	5,155,313
3,025,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	3,034,438
6,500,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	6,475,625
4,175,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	4,336,781
3,550,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 2/15/2021	3,716,389
1,325,000	[1,2]	NXP BV/NXP Funding LLC, Series 144A, 5.75%, 3/15/2023	1,374,688
11,925,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	12,163,500

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$7,700,000	[1,2]	Open Text Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2023	$7,728,875
8,050,000	[1,2]	SS&C Technologies Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2023	8,351,875
5,800,000		Seagate HDD Cayman, 4.75%, 6/1/2023	5,886,733
4,950,000		Seagate HDD Cayman, Sr. Unsecd. Note, 4.75%, 1/1/2025	4,916,038
3,475,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	3,596,625
5,775,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	5,688,375
11,425,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.00%, 6/15/2021	11,710,625
14,775,000	[1,2]	Solera Holdings, Inc., Series 144A, 6.125%, 11/1/2023	14,497,969
16,800,000		SunGard Data Systems, Inc., 6.625%, 11/1/2019	17,426,472
3,400,000		SunGard Data Systems, Inc., Sr. Unsecd. Note, 7.625%, 11/15/2020	3,578,500
13,475,000	[1]	Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	11,891,688
8,125,000		Verisign, Inc., 4.625%, 5/1/2023	7,901,563
12,175,000	[1,2]	Zebra Technologies Corp., Sr. Unsecd. Note, Series 144A, 7.25%, 10/15/2022	13,362,062
		TOTAL	461,307,096
		Transportation - Services—0.5%
12,475,000		HDTFS, Inc., 6.25%, 10/15/2022	12,755,687
2,475,000		Hertz Corp., 5.875%, 10/15/2020	2,530,688
4,675,000		Hertz Corp., Company Guarantee, 6.75%, 4/15/2019	4,837,176
		TOTAL	20,123,551
		Utility - Electric—1.1%
14,825,000		Calpine Corp., 5.75%, 1/15/2025	14,509,969
1,625,000	[1,2]	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	1,726,563
3,025,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	3,177,763
25,873	[1]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	26,066
10,075,000		NRG Energy, Inc., 6.25%, 5/1/2024	9,823,125
750,000		NRG Energy, Inc., Company Guarantee, 8.25%, 9/1/2020	783,000
5,775,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	5,890,500
2,425,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	2,565,941
6,425,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.875%, 2/1/2023	6,517,391
4,500,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 6/15/2025	4,522,500
		TOTAL	49,542,818
		Wireless Communications—3.6%
11,050,000	[1,2]	Altice SA, Series 144A, 7.75%, 5/15/2022	11,119,062
8,650,000	[1,2]	Altice SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	8,498,625
6,450,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	6,433,875
4,125,000	[1,2]	Digicel Ltd., Series 144A, 6.00%, 4/15/2021	3,898,125
1,775,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	1,850,438
14,250,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	14,143,125
2,900,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	3,037,750
425,000		MetroPCS Wireless, Inc., 6.731%, 4/28/2022	451,563
6,050,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	6,307,125
950,000		MetroPCS Wireless, Inc., Sr. Note, 6.633%, 4/28/2021	1,008,140
9,650,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	10,349,625
19,625,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	16,681,250
4,050,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	3,979,125
2,400,000	[1,2]	Sprint Capital Corp., GTD. Note, Series 144A, 9.00%, 11/15/2018	2,694,000
11,175,000		Sprint Corp., 7.125%, 6/15/2024	10,253,062
10,475,000		Sprint Corp., 7.875%, 9/15/2023	10,058,095
3,050,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	3,255,875

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$13,875,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	$12,223,875
1,200,000		T-Mobile USA, Inc., 6.25%, 4/1/2021	1,260,000
11,775,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	12,569,812
1,625,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	1,698,125
5,800,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	6,097,250
8,700,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	9,208,428
		TOTAL	157,076,350
		Wireline Communications—0.6%
6,675,000		Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	6,725,063
5,550,000		Level 3 Financing, Inc., 7.00%, 6/1/2020	5,869,125
2,025,000		Level 3 Financing, Inc., 8.625%, 7/15/2020	2,166,750
10,550,000	[1,2]	Level 3 Financing, Inc., Series 144A, 5.375%, 5/1/2025	10,286,250
2,700,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 6.125%, 1/15/2021	2,838,375
		TOTAL	27,885,563
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,846,482,007)	3,805,458,074
		COMMON STOCKS—0.0%
		Independent Energy—0.0%
31,183	[4,6]	Lone Pine Resources Canada Ltd.	0
31,183	[4,6]	Lone Pine Resources, Inc.	56,753
250,000	[4,6]	Lone Pine Resources, Inc., Escrow Shares	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $240,941)	56,753
		INVESTMENT COMPANIES—10.6%[7]
146,936,169		Federated Prime Value Obligations Fund, Institutional Shares, 0.11%[8]	146,936,169
49,477,536		High Yield Bond Portfolio	311,708,481
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $450,679,314)	458,644,650
		TOTAL INVESTMENTS—98.5% (IDENTIFIED COST $4,305,359,773)[9]	4,264,159,477
		OTHER ASSETS AND LIABILITIES - NET—1.5%[10]	65,019,382
		TOTAL NET ASSETS—100%	$4,329,178,859
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2015, these restricted securities amounted to $1,849,545,906, which represented 42.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2015, these liquid restricted securities amounted to $1,820,358,027, which represented 42.0% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at July 31, 2015, is as follows:
Security	Acquisition Date	Cost	Market Value
Compucom System, Inc., Series 144A, 7.00%, 5/1/2021	5/6/2013 - 4/16/2015	$9,211,937	$7,250,750
CPG International, Inc., Series 144A, 8.00%, 10/1/2021	9/24/2013 – 3/9/2015	$10,036,875	$10,019,375
FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	2/16/2005 - 5/27/2009	$21,906	$26,066
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 12/1/2099	3/23/2006 - 1/2/2008	$140,362	$0
Syniverse Holdings, Inc., Company Guarantee, 9.125%, 1/15/2019	12/16/2010 – 12/2/2013	$14,470,625	$11,891,688
3	Issuer in default.
4	Non-income-producing security.
5	Principal amount and interest were not paid upon final maturity.

6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	Affiliated holdings.
8	7-day net yield.
9	At July 31, 2015, the cost of investments for federal tax purposes was $4,305,359,773. The net unrealized depreciation of investments for federal tax purposes was $41,200,296. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $68,849,455 and net unrealized depreciation from investments for those securities having an excess of cost over value of $110,049,751.
10	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Investment Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$3,805,458,074	$—	$3,805,458,074
Equity Securities:
Common Stocks
International	—	—	56,753	56,753
Warrants	—	—	—	—
Investment Companies[1]	146,936,169	311,708,481[2]	—	458,644,650
TOTAL SECURITIES	$146,936,169	$4,117,166,555	$56,753	$4,264,159,477
1	High Yield Bond Portfolio is an affiliated holding offered only to registered investment companies and other accredited investors. Investment in this fund is deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available.
2	Includes $325,562,187 of an affiliated investment company holding transferred from Level 1 to Level 2 because the Adviser determined that this investment more appropriately meets the definition of Level 2. Transfer shown represents the value of the investment at the beginning of the period.
The following acronym is used throughout this portfolio:
GTD	—Guaranteed

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 23, 2015